UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07404

Invesco California Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2022

Invesco California Value Municipal Income Trust

NYSE: VCV

2	Trust Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

15	Financial Statements

19	Financial Highlights

20	Notes to Financial Statements

25	Approval of Investment Advisory and Sub-Advisory Contracts

27	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/22 to 8/31/22
Trust at NAV	-11.56%
Trust at Market Value	-11.30
S&P Municipal Bond Index▼ (Broad Market Index)	-5.44
S&P Municipal Bond California 5+ Year Investment Grade Index▼ (Style-Specific Index)	-7.02
Lipper Closed-End California Municipal Debt Funds Index∎ (Peer Group Index)	-11.29
Market Price Discount to NAV as of 8/31/22	-8.74

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond California 5+ Year Investment Grade Index tracks the performance of investment-grade, California-issued US municipal bonds with maturities equal to or greater than five years.

The Lipper Closed-End California Municipal Debt Funds Index is an unmanaged index considered representative of closed-end California municipal debt funds tracked by Lipper. The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2022, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco California Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3	Invesco California Value Municipal Income Trust

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–172.74%(a)
California–166.16%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$2,000	$2,032,819

Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(b)(c)	5.45%	10/01/2052	2,000	1,023,314

Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2035	1,120	689,382

Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2036	1,805	1,060,995

Anaheim City School District (Election of 2002); Series 2007, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2024	4,970	4,719,295

Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(e)(f)(g)(h)	5.00%	04/01/2056	6,600	7,339,521

Series 2017, Ref. RB	4.00%	04/01/2037	3,365	3,419,392

Series 2017, Ref. RB	4.00%	04/01/2049	1,240	1,194,482

Bay Area Water Supply & Conservation Agency; Series 2013 A, RB(e)	5.00%	10/01/2034	3,500	3,553,179

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	1,245	1,116,839

Series 2009, GO Bonds(d)	0.00%	08/01/2028	3,000	2,525,898

Series 2009, GO Bonds(d)	0.00%	08/01/2031	2,010	1,506,544

Series 2009, GO Bonds(d)	0.00%	08/01/2032	430	308,415

California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(d)	0.00%	06/01/2055	22,950	2,026,653

California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	594,180

Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	940,416

Series 2020 A, Ref. RB	4.00%	06/01/2049	290	272,721

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	395	408,032

Series 2020 B-2, Ref. RB(d)	0.00%	06/01/2055	10,000	1,838,841

California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(d)	0.00%	06/01/2046	10,000	2,479,184

California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	5,000	5,146,089

Series 2016, GO Bonds(h)	5.00%	09/01/2045	6,600	7,037,646

Series 2017, Ref. GO Bonds	5.00%	08/01/2035	2,630	2,837,606

Series 2020, GO Bonds(h)	4.00%	03/01/2046	2,000	1,981,636

Series 2020, GO Bonds(h)	4.00%	03/01/2050	7,000	6,828,057

Series 2020, Ref. GO Bonds	3.00%	11/01/2040	1,500	1,283,295

Series 2022-XF1330, GO Bonds(h)	5.00%	04/01/2037	11,080	11,236,104

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,343,994

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(i)	5.00%	04/01/2049	4,145	3,857,075

California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(i)	5.00%	02/01/2050	1,500	1,414,603

California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(i)	5.00%	08/01/2049	2,640	2,490,927

California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	730	746,281

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	347,954

Series 2020, Ref. RB	5.00%	06/01/2049	1,135	1,174,453

Series 2020, Ref. RB(d)	0.00%	06/01/2055	2,950	608,308

California (State of) Department of Water Resources (Central Valley); Series 2012 AN, RB(e)(f)	5.00%	12/01/2022	1,600	1,611,152

California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,576,002

California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,248,057

California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,475,768

California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(h)	5.25%	04/01/2040	8,940	10,834,756

California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,400	1,426,216

California (State of) Health Facilities Financing Authority; Series 2020 A, RB(h)	4.00%	08/15/2050	12,000	11,262,575

California (State of) Health Facilities Financing Authority (Cedars Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2048	2,610	2,538,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	$3,285	$3,369,930

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	8,690	7,991,417

California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	1,090	1,050,884

California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,170,026

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB(e)(f)	5.00%	07/01/2023	5,000	5,109,018

California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	3,158	3,168,657

Series 2019 A-2, RB	4.00%	03/20/2033	3,516	3,487,130

Series 2021 A, RB	3.25%	08/20/2036	3,955	3,577,938

Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	1,562	1,456,129

California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(e)(f)	5.00%	01/01/2028	1,500	1,664,330

California (State of) Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB(e)(f)	5.00%	02/01/2023	3,000	3,034,017

California (State of) Infrastructure & Economic Development Bank (Sustainability Bonds); Series 2021 B, RB	4.00%	05/01/2046	1,210	1,135,247

California (State of) Municipal Finance Authority; Series 2020 A, RB	4.00%	09/01/2040	1,450	1,355,964

California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, RB(e)(f)	6.75%	08/01/2023	1,555	1,616,317

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,277,342

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(i)	5.00%	06/01/2038	560	561,343

Series 2018 A, RB(i)	5.00%	06/01/2048	1,340	1,300,248

California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	315	289,029

Series 2020 B, RB	4.00%	09/01/2050	455	403,529

Series 2021 A, RB	4.00%	09/01/2046	1,095	983,822

Series 2021 C, RB	4.00%	09/01/2046	1,300	1,166,283

Series 2021 C, RB	4.00%	09/01/2051	1,800	1,577,621

California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(i)	5.00%	11/01/2046	1,200	1,233,948

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2049	3,700	3,763,510

Series 2014 B, RB	5.88%	08/15/2049	295	297,772

California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	1,959,072

California (State of) Municipal Finance Authority (Caritas); Series 2021 B, Ref. RB	4.00%	08/15/2056	995	836,999

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	3,350	3,446,866

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2049	2,840	2,934,709

California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	375	395,262

Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	3,797,485

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,529,364

California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,399,819

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(j)	5.00%	12/31/2038	3,995	4,108,193

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,226,112

California (State of) Municipal Finance Authority (Orange County Civic Center); Series 2017 A, RB(h)	5.00%	06/01/2042	10,380	11,119,620

California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(i)	5.00%	07/01/2049	1,200	1,191,152

California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2062	3,810	3,633,025

California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,150	1,162,283

California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(c)	5.00%	07/01/2049	2,035	2,186,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2023	$400	$407,209

Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2025	500	521,204

Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2052	2,375	2,449,685

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(j)	4.00%	07/15/2029	7,120	7,056,302

California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,200,851

California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB(i)	5.00%	08/01/2039	500	497,231

Series 2019, Ref. RB(i)	5.00%	08/01/2048	2,700	2,593,793

California (State of) Pollution Control Finance Authority;
Series 2012, RB(i)(j)	5.00%	07/01/2027	1,995	2,004,189

Series 2012, RB(i)(j)	5.00%	07/01/2037	6,000	6,014,162

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(i)	5.13%	07/01/2055	2,000	1,757,785

California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(i)	5.00%	11/15/2056	1,000	897,825

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,810,103

California (State of) Public Finance Authority (Sharp HealthCare); Series 2017 B, VRD RB (LOC - Barclays Bank PLC)(k)(l)	0.60%	08/01/2052	7,265	7,265,000

California (State of) Public Works Board (Judicial Council of California); Series 2013 A, RB	5.00%	03/01/2038	5,450	5,514,039

California (State of) Public Works Board (Various California State University); Series 2013 H, RB(e)(f)	5.00%	09/01/2023	2,000	2,053,933

California (State of) Public Works Board (Various Capital); Series 2012 G, Ref. RB(e)	5.00%	11/01/2032	1,500	1,506,957

California (State of) Public Works Board (Various State Universities); Series 2013 H, RB(e)(f)	5.00%	09/01/2023	8,345	8,570,036

California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,035,635

Series 2015, RB(i)	5.00%	07/01/2045	2,635	2,670,972

California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(i)	5.00%	08/01/2045	600	607,287

Series 2016, Ref. RB(e)(f)(i)	5.00%	08/01/2025	130	139,470

Series 2016, Ref. RB(i)	5.00%	08/01/2046	1,370	1,385,816

California (State of) School Finance Authority (Classical Academies Oceanside); Series 2022 A, Ref. RB(i)	5.00%	10/01/2061	2,000	1,985,228

California (State of) School Finance Authority (Classical Academies); Series 2020 A, RB(i)	5.00%	10/01/2050	1,000	1,006,554

California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(i)	5.00%	07/01/2054	1,900	1,910,835

California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB(i)	5.00%	08/01/2048	1,750	1,770,205

California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB(i)	5.00%	07/01/2034	600	608,783

Series 2014 A, RB(i)	5.13%	07/01/2044	750	758,283

Series 2015 A, RB(i)	5.00%	07/01/2045	1,150	1,161,739

California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(i)	5.00%	07/01/2039	750	773,763

California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	3,080	3,082,747

Series 2012, RB	5.50%	06/01/2042	450	450,320

California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	684,350

Series 2017, RB	5.00%	09/02/2046	715	739,877

Series 2020 B, RB	4.00%	09/02/2050	185	158,547

Series 2020, RB	4.00%	09/01/2040	175	161,417

Series 2020, RB	4.00%	09/01/2050	360	312,736

Series 2020, RB	4.00%	09/01/2050	1,035	897,692

Series 2020, RB	4.00%	09/01/2050	625	537,815

Series 2020, RB	4.00%	09/01/2050	585	506,588

Series 2020, RB	5.00%	09/02/2050	805	822,383

Series 2022, RB	5.13%	09/01/2042	500	506,350

California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	1,812,721

Series 2015, Ref. RB	5.00%	03/01/2045	5,585	5,716,371

California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,060	2,063,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB(i)	6.38%	11/01/2043	$4,035	$4,153,338

Series 2017 A, Ref. RB(i)	5.00%	11/01/2041	1,000	1,040,504

California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	2,000	2,022,498

California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2045	2,000	1,859,403

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,500	1,501,621

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	4,580	4,719,025

California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(e)(f)	5.25%	10/01/2024	1,500	1,586,617

California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	200	183,138

Series 2021, RB	4.00%	09/01/2051	380	328,251

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,291,429

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(i)	5.00%	06/01/2046	2,000	1,956,322

Series 2019, RB(i)	5.00%	06/01/2039	375	376,036

Series 2019, RB(i)	5.00%	06/01/2051	1,145	1,105,969

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,576,513

California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018; RB	5.00%	01/01/2048	1,005	1,025,045

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(i)	5.25%	07/01/2039	910	876,461

Series 2019, RB(i)	5.25%	07/01/2049	2,500	2,310,658

California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	1,000	1,050,398

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	3,500	3,579,155

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(d)	0.00%	06/01/2046	17,000	3,942,597

California State University; Series 2012 A, RB(e)(f)(h)	5.00%	11/01/2022	2,010	2,019,322

Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	260	234,962

Series 2020, RB	4.00%	09/01/2050	250	221,012

Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	3,665	3,655,897

Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	75	69,699

Series 2020, RB	4.00%	09/01/2051	295	257,719

Chino (City of), CA Community Facilities District (Improvement Area No. 8);
Series 2021, RB	4.00%	09/01/2046	1,000	882,716

Series 2021, RB	4.00%	09/01/2051	1,250	1,078,036

Chino Valley Unified School District; Series 2020 B, GO Bonds	5.00%	08/01/2055	10,385	11,338,410

Chula Vista (City of), CA Community Facilities District; Series 2021, RB	4.00%	09/01/2051	300	258,729

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2029	625	503,547

Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,753,108

Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	115	106,161

Series 2020, RB	4.00%	09/01/2045	190	169,195

Series 2020, RB	4.00%	09/01/2050	420	364,975

Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	150	130,803

Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB(e)(f)	5.00%	09/01/2023	1,000	1,026,466

Series 2013, Ref. RB(e)(f)	5.00%	09/01/2023	1,000	1,026,466

Series 2013, Ref. RB(e)(f)	5.00%	09/01/2023	1,720	1,765,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	$1,750	$1,750,256

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(d)	0.00%	08/01/2039	4,420	2,178,936

Series 2009, GO Bonds(d)	0.00%	08/01/2048	2,860	886,191

Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	95	96,828

Series 2020, RB	4.00%	09/01/2028	95	96,654

Series 2020, RB	4.00%	09/01/2050	350	304,531

Eastern Municipal Water District (Community Facilities District No. 2016-75); Series 2021, RB	4.00%	09/01/2050	155	134,864

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)	0.00%	08/01/2031	2,735	2,017,854

Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	615	414,574

Elsinore Valley Municipal Water District; Series 2021 A, RB(i)	4.50%	09/01/2051	990	845,679

Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,310	3,181,790

Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	215	183,894

Series 2020, RB	4.00%	09/01/2050	295	246,824

Folsom Ranch Financing Authority; Series 2022, RB	5.00%	09/01/2052	2,860	2,904,267

Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	220	199,390

Series 2020, RB	4.00%	09/01/2050	265	235,398

Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,026,573

Fontana (City of), CA Community Facilities District No. 89 (Belrose); Series 2020, RB	4.00%	09/01/2045	1,000	903,699

Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(d)(e)	0.00%	01/01/2027	2,950	2,639,006

Series 2015, Ref. RB (INS - AGM)(c)(d)	0.00%	01/15/2035	6,245	3,801,744

Series 2021 A, Ref. RB	4.00%	01/15/2046	1,000	944,601

Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	1,950,004

Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,147,149

Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	890	890,917

Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)(e)	0.00%	08/01/2029	85	70,615

Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2029	665	532,865

Glendale Community College District;
Series 2020 B, GO Bonds(d)	0.00%	02/01/2045	1,285	448,797

Series 2020 B, GO Bonds	4.00%	08/01/2050	10,000	9,842,397

Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(e)(f)	5.00%	06/01/2023	3,000	3,062,046

Series 2021 B-2, Ref. RB(d)	0.00%	06/01/2066	14,000	1,655,665

Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2024	3,000	2,851,899

Imperial (County of), CA Local Transportation Authority; Series 2022 E, Ref. RB (INS - AGM)(c)	5.00%	06/01/2032	5,000	5,535,135

Independent Cities Finance Authority;
Series 2021, RB (INS - AGM)(c)(i)	4.00%	06/01/2046	1,825	1,731,623

Series 2021, RB (INS - AGM)(c)(i)	4.00%	06/01/2051	1,250	1,174,507

Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(d)	0.00%	06/01/2036	15,000	6,123,940

Series 2007 C-2, RB(d)	0.00%	06/01/2047	35,000	6,770,823

Irvine (City of), CA (Reassessment District No. 12-1);
Series 2012, RB	5.00%	09/02/2024	1,145	1,159,384

Series 2012, RB	5.00%	09/02/2025	500	506,255

Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2025	355	363,793

Series 2013, RB	5.00%	09/02/2026	400	409,873

Series 2013, RB	5.00%	09/02/2027	325	333,052

Series 2013, RB	5.00%	09/02/2028	350	358,644

Series 2013, RB	5.00%	09/02/2029	705	721,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	$1,055	$1,077,778

Series 2014, RB	5.00%	09/01/2049	1,055	1,076,223

Irvine Ranch Water District; Series 2016, RB(g)(h)	5.25%	02/01/2046	8,175	8,817,646

Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(c)	5.00%	09/01/2038	1,500	1,570,496

Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	523,768

Series 2018 A, Ref. RB	5.00%	09/01/2049	1,575	1,645,510

Series 2019 A, RB (INS - BAM)(c)	4.00%	09/01/2054	1,000	935,647

Jefferson Union High School District (Teacher and Staff Housing);
Series 2020, COP (INS - BAM)(c)	4.00%	08/01/2045	2,300	2,162,868

Series 2020, COP (INS - BAM)(c)	4.00%	08/01/2055	2,280	2,058,021

Jurupa Community Services District;
Series 2020 A, RB	4.00%	09/01/2043	300	266,737

Series 2020 A, RB	4.00%	09/01/2050	525	449,632

Series 2021 A, RB	4.00%	09/01/2045	290	257,949

La Quinta (City of), CA Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. RB(e)(f)	5.00%	09/01/2023	1,000	1,025,467

Series 2013 A, Ref. RB(e)(f)	5.00%	09/01/2023	4,000	4,101,870

Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2046	110	94,245

Series 2021, RB	4.00%	09/01/2051	120	100,705

Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2050	300	257,105

Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,441,091

Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2045	135	119,050

Series 2020, RB	4.00%	09/01/2049	320	277,688

Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2036	235	223,884

Series 2021, Ref. RB	4.00%	09/01/2040	150	137,657

Long Beach (City of), CA;
Series 2015, RB	5.00%	05/15/2026	1,000	1,041,641

Series 2015, RB	5.00%	05/15/2045	4,185	4,241,800

Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,032,668

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	1,650,487

Long Beach Unified School District; Series 2012, GO Bonds(h)	5.00%	08/01/2031	11,625	11,648,545

Los Alamitos Unified School District; Series 2013, GO Bonds(b)	6.01%	08/01/2040	3,340	3,141,431

Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,446,412

Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	985	1,036,133

Series 2014, Ref. RB	5.00%	09/01/2030	985	1,035,454

Los Angeles (City of), CA Department of Airports; Series 2022 A, RB(j)	4.00%	05/15/2049	2,000	1,844,622

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(j)	5.25%	05/15/2047	8,000	8,620,854

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2017 A, RB(j)	5.00%	05/15/2037	1,500	1,572,247

Series 2017 A, RB(j)	5.00%	05/15/2042	1,000	1,038,847

Series 2019 F, RB(j)	5.00%	05/15/2044	2,000	2,084,648

Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities); Series 2022, RB	5.00%	09/01/2052	1,000	1,009,148

Los Angeles County Facilities Inc; Series 2022, RB(h)	4.00%	12/01/2048	25,000	23,852,775

Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(c)(d)	0.00%	08/01/2026	1,200	1,049,841

Los Angeles Unified School District; Series 2020 C, GO Bonds	4.00%	07/01/2044	5,000	4,820,015

Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	747,150

Series 2020, RB	4.00%	09/01/2051	1,470	1,255,240

Marin (County of), CA Water District Financing Authority; Series 2017, RB(h)	5.00%	07/01/2047	6,035	6,446,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2020 A, RB	4.00%	09/01/2040	$300	$275,719

Series 2020 B, RB	4.00%	09/01/2040	300	272,899

Martinez Unified School District; Series 2022, GO Bonds (INS - AGM)(c)(g)(h)	4.00%	08/01/2051	8,605	8,188,127

Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	295	263,911

Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,681,599

Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,087,143

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2034	850	533,780

Modesto (City of), CA (Community Center Refinancing); Series 1993 A, COP (INS - AMBAC)(c)	5.00%	11/01/2023	1,285	1,268,959

Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2031	2,000	1,449,955

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(c)(d)	0.00%	08/01/2029	1,250	1,016,739

Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	455,954

Series 2019, RB	5.00%	09/01/2048	485	506,616

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2045	1,175	1,111,088

Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2055	6,000	5,383,286

Series 2020 B, RB (INS - BAM)(c)	4.00%	12/01/2040	3,560	3,471,839

Series 2020 B, RB (INS - BAM)(c)	4.00%	12/01/2043	1,165	1,112,297

M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	950	1,054,988

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(b)	6.25%	08/01/2043	4,000	3,588,526

Murrieta Public Financing Authority;
Series 2012, Ref. RB	5.00%	09/01/2025	975	975,000

Series 2012, Ref. RB	5.00%	09/01/2026	1,000	1,000,000

Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2031	6,670	4,916,927

North Orange County Community College District; Series 2022 C, GO Bonds	4.00%	08/01/2047	10,000	9,780,100

North Orange County Community College District (Election of 2014); Series 2019 B, GO Bonds	4.00%	08/01/2044	2,500	2,465,356

Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	6,000	4,804,531

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2028	670	559,860

Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds(e)(f)	5.00%	08/01/2025	2,430	2,614,122

Oceanside (City of), CA Public Financing Authority (El Corazon Aquatics Center); Series 2019, RB	4.00%	11/01/2044	5,155	4,945,231

Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2045	300	271,110

Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	120	107,384

Series 2020, RB	4.00%	09/01/2051	460	392,796

Orange (County of), CA Community Facilities District; Series 2022 A, RB	5.00%	08/15/2052	2,200	2,261,843

Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	355	317,701

Orange (County of), CA Community Facilities District No. 2004-1 (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,011,591

Series 2014 A, Ref. RB	5.00%	08/15/2034	1,000	1,011,552

Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	280,226

Series 2015 A, RB	5.25%	08/15/2045	3,555	3,675,652

Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,104,090

Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	450	417,959

Series 2021, Ref. RB	4.00%	09/01/2051	650	571,546

Palomar Community College District; Series 2010, GO Bonds(b)	6.38%	08/01/2045	6,670	5,716,615

Palomar Health; Series 2017, COP	4.00%	11/01/2047	1,240	1,082,362

Placer (County of), CA Community Facilities District; Series 2021, RB	3.00%	09/01/2041	1,920	1,373,203

Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	07/01/2049	8,440	2,260,143

Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(c)	4.00%	09/01/2050	2,500	2,400,865

Rancho Cordova (City of), CA; Series 2022, RB	5.00%	09/01/2051	1,200	1,217,111

Rancho Cordova (City of), CA Sunridge Anatolia Community Facilities District No. 2003-1;
Series 2012, Ref. RB	5.00%	09/01/2032	1,425	1,425,000

Series 2012, Ref. RB	5.00%	09/01/2037	1,495	1,495,000

Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	342,806

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Regents of the University of California;
Series 2013 AI, RB(h)	5.00%	05/15/2038	$6,000	$6,100,102

Series 2016 L, Ref. RB(g)(h)	5.00%	05/15/2041	6,580	6,967,866

Series 2020 O, RB(h)	5.00%	05/15/2048	10,000	10,783,456

Regents of the University of California Medical Center Pooled Revenue; Series 2022-XF1340, RB(g)(h)	4.00%	05/15/2053	20,000	19,368,800

River Islands Public Financing Authority; Series 2022 A-1, Ref. RB (INS - AGM)(c)	5.25%	09/01/2052	1,400	1,529,306

Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	2,841,878

Series 2015, RB	5.00%	09/01/2044	1,500	1,538,723

Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,705	2,482,528

Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	110,590

Series 2020, RB	4.00%	09/01/2050	265	228,687

Riverside Unified School District (Community Facilities District No. 33); Series 2021, RB	4.00%	09/01/2045	425	376,006

Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,713,476

Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	493,599

Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	409,025

Series 2020, RB	4.00%	09/01/2050	1,000	889,718

Series 2020, RB	5.00%	09/01/2050	1,520	1,585,780

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	136,539

Series 2020, RB	4.00%	09/01/2050	200	177,944

Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	3,000	3,147,343

Sacramento (County of), CA; Series 2018 C, Ref. RB(j)	5.00%	07/01/2039	3,315	3,463,636

Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	169,278

Series 2020, RB	4.00%	09/01/2045	380	335,104

Series 2020, RB	4.00%	09/01/2050	225	192,829

San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	1,185	1,189,025

San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2049	2,740	2,915,240

Series 2019 B, Ref. RB(j)	4.00%	07/01/2044	1,000	932,716

Series 2021 B, RB(j)	5.00%	07/01/2046	1,850	1,928,895

Series 2021 B, RB(j)	4.00%	07/01/2056	2,000	1,797,179

Series 2022-XX1215, RB(h)(j)	5.00%	07/01/2051	10,000	10,380,427

San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(e)(f)(h)	5.00%	04/01/2024	7,020	7,316,059

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,000	9,446,155

Series 2018 D, RB(h)(j)	5.25%	05/01/2048	10,500	10,967,757

Series 2019 E, RB(j)	5.00%	05/01/2050	3,515	3,640,931

San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	207,408

Series 2020, RB	4.00%	09/01/2050	425	375,720

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,580	1,606,265

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	229,854

Series 2014 A, RB	5.00%	08/01/2028	370	387,104

Series 2014 A, RB	5.00%	08/01/2029	450	470,803

Series 2014 A, RB	5.00%	08/01/2032	785	818,731

Series 2014 A, RB	5.00%	08/01/2033	375	390,929

Series 2014 A, RB	5.00%	08/01/2043	1,000	1,037,331

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	1,635	1,636,771

San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2004); Series 2013 C, GO Bonds(e)(f)	5.00%	08/01/2023	5,000	5,124,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Francisco Bay Area Rapid Transit District;
Series 2017 A-1, GO Bonds(g)(h)	5.00%	08/01/2047	$6,575	$7,043,307

Series 2022-XF1331, GO Bonds(g)(h)	4.25%	08/01/2052	10,000	10,097,791

San Joaquin Hills Transportation Corridor Agency; Series 2021 A, Ref. RB	4.00%	01/15/2044	3,227	3,016,856

San Jose (City of), CA; Series 2017 A, Ref. RB(j)	5.00%	03/01/2047	5,000	5,114,518

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2032	1,000	705,074

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(c)	5.00%	08/01/2030	2,500	2,505,516

San Marcos Unified School District;
Series 2021, RB	4.00%	09/01/2044	550	487,963

Series 2021, RB	4.00%	09/01/2051	1,000	853,905

San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	5.00%	08/01/2049	3,330	3,629,460

San Pablo Joint Powers Financing Authority; Series 2022-XX1174, RB (INS - AGM)(c)(g)(h)	4.00%	11/01/2052	10,135	9,565,139

Sanger Unified School District; Series 1999, Ref. GO Bonds (INS - NATL)(c)	5.60%	08/01/2023	55	55,832

Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM)(c)(d)	0.00%	04/01/2036	1,000	565,858

Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	1,890,186

Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	1,915	1,950,987

Series 2013, RB	5.63%	09/01/2043	2,880	2,925,376

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(d)	0.00%	06/01/2036	8,000	3,776,609

Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2028	1,520	1,258,354

Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	5,000	3,984,756

Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2030	1,210	925,699

South Orange (County of), CA Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2028	750	762,677

Series 2014 A, Ref. RB	5.00%	08/15/2029	900	915,114

Series 2014 A, Ref. RB	5.00%	08/15/2030	1,000	1,016,647

Series 2014 A, Ref. RB	5.00%	08/15/2032	1,680	1,708,859

Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,017,248

South San Francisco (City of), CA; Series 2022, RB	4.00%	09/01/2044	1,000	897,229

Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	700	699,124

Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,509,046

Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	441,208

Series 2021, RB	4.00%	09/01/2051	930	802,517

Three Rivers Levee Improvement Authority; Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,159,543

Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	1,400	804,883

Tracy (City of), CA Community Facilities District; Series 2022, RB	5.00%	09/01/2052	1,645	1,671,768

Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2038	1,000	1,092,017

Series 2020 A, RB	5.00%	10/01/2039	1,000	1,082,760

Series 2020 A, RB	5.00%	10/01/2045	1,000	1,056,181

Series 2020 A, RB	5.00%	10/01/2049	1,100	1,157,858

Series 2020 B, RB	5.00%	10/01/2034	300	322,036

Series 2020 B, RB	5.00%	10/01/2038	300	315,203

University of California; Series 2022-XF2989, RB(h)	4.00%	05/15/2047	7,600	7,320,013

West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2025	5,000	4,635,303

West Patterson Financing Authority (Community Facilities Distrct No. 2018-1);
Series 2021, RB	4.00%	09/01/2041	375	340,035

Series 2021, RB	4.00%	09/01/2046	550	481,345

Series 2021, RB	4.00%	09/01/2051	765	653,237

West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2049	1,000	1,050,380

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2032	9,370	6,753,415

Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2048	1,620	1,693,075

				883,009,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–3.47%
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(e)(f)(j)	6.38%	10/01/2023	$1,560	$1,622,919

Series 2013 C, RB(j)	6.38%	10/01/2043	1,440	1,481,037

Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	3,675	3,855,899

Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(e)(f)	5.00%	10/01/2022	2,500	2,505,063

Series 2012 A, Ref. RB(e)(f)	5.00%	10/01/2022	1,500	1,503,038

Series 2012 A, Ref. RB(e)(f)	5.00%	10/01/2022	4,000	4,008,102

Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	1,800	1,840,629

Series 2020 A, RB	5.00%	01/01/2050	1,540	1,603,312

				18,419,999

Puerto Rico–2.42%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,860	1,889,061

Series 2002, RB	5.63%	05/15/2043	300	305,387

Series 2005 A, RB(d)	0.00%	05/15/2050	4,325	737,883

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $1,204,763) (INS - NATL)(c)(m)	5.25%	07/01/2030	1,150	1,159,829

Series 2007 VV, Ref. RB (Acquired 04/24/2020; Cost $2,015,176) (INS - NATL)(c)(m)	5.25%	07/01/2033	2,000	2,026,830

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2031	1,500	1,039,170

Series 2018 A-1, RB(d)	0.00%	07/01/2046	10,000	2,863,933

Series 2018 A-1, RB(d)	0.00%	07/01/2051	13,280	2,832,212

				12,854,305

Virgin Islands–0.69%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	1,720	1,579,593

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(i)	5.00%	09/01/2030	2,000	2,113,294

				3,692,887

TOTAL INVESTMENTS IN SECURITIES(n)-172.74% (Cost $943,581,595)				917,976,572

FLOATING RATE NOTE OBLIGATIONS-(30.55)%
Notes with interest and fee rates ranging from 2.21% to 2.31% at 08/31/2022 and contractual maturities of collateral ranging from 08/01/2031 to 04/01/2056 (See Note 1J)(o)				(162,360,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.19)%				(208,255,902)

OTHER ASSETS LESS LIABILITIES–(3.00)%				(15,931,961)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$531,428,709

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
COP	- Certificates of Participation
Ctfs.	- Certificates
GO	- General Obligation
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
VRD	- Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $47,670,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(h)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(i)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $58,277,607, which represented 10.97% of the Trust’s Net Assets.

(j)	Security subject to the alternative minimum tax.
(k)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Restricted security. The aggregate value of these securities at August 31, 2022 was $3,186,659, which represented less than 1% of the Trust’s Net Assets.
(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.95%

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Trust’s investments with a value of $234,523,983 are held by TOB Trusts and serve as collateral for the $162,360,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	70.18%

General Obligation Bonds	20.46

Pre-Refunded Bonds	8.57

Other	0.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco California Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $943,581,595)	$917,976,572

Receivable for:
Investments sold	30,794,392

Interest	9,543,754

Investment for trustee deferred compensation and retirement plans	50,260

Total assets	958,364,978

Liabilities:
Floating rate note obligations	162,360,000

Variable rate muni term preferred shares ($0.01 par value, 2,083 shares issued with liquidation preference of $100,000 per share)	208,255,902

Payable for:
Investments purchased	44,686,994

Dividends	47,203

Amount due custodian	10,791,045

Accrued fees to affiliates	52,690

Accrued interest expense	466,772

Accrued trustees’ and officers’ fees and benefits	1,524

Accrued other operating expenses	139,289

Trustee deferred compensation and retirement plans	134,850

Total liabilities	426,936,269

Net assets applicable to common shares	$531,428,709

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$580,749,827

Distributable earnings (loss)	(49,321,118)

$531,428,709

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,890,525

Net asset value per common share	$11.10

Market value per common share	$10.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco California Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$18,526,919

Expenses:
Advisory fees	2,588,379

Administrative services fees	42,525

Custodian fees	3,106

Interest, facilities and maintenance fees	3,631,064

Transfer agent fees	16,035

Trustees’ and officers’ fees and benefits	13,580

Registration and filing fees	21,022

Reports to shareholders	8,306

Professional services fees	69,105

Other	5,170

Total expenses	6,398,292

Net investment income	12,128,627

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(9,645,198)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(74,315,926)

Net realized and unrealized gain (loss)	(83,961,124)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(71,832,497)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco California Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31, 2022	February 28, 2022

Operations:
Net investment income	$12,128,627	$26,624,859

Net realized gain (loss)	(9,645,198)	1,791,605

Change in net unrealized appreciation (depreciation)	(74,315,926)	(28,621,313)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(71,832,497)	(204,849)

Distributions to common shareholders from distributable earnings	(12,863,412)	(27,131,044)

Net increase in common shares of beneficial interest	–	344,721

Net increase (decrease) in net assets applicable to common shares	(84,695,909)	(26,991,172)

Net assets applicable to common shares:
Beginning of period	616,124,618	643,115,790

End of period	$531,428,709	$616,124,618

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco California Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2022

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(71,832,497)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(69,229,994)

Proceeds from sales of investments	91,133,100

Purchases of short-term investments, net	(25,684,991)

Amortization of premium on investment securities	3,483,515

Accretion of discount on investment securities	(2,929,652)

Net realized loss from investment securities	9,645,198

Net change in unrealized depreciation on investment securities	74,315,926

Change in operating assets and liabilities:

Decrease in receivables and other assets	128,625

Increase in accrued expenses and other payables	299,166

Net cash provided by operating activities	9,328,396

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(12,876,155)

Increase in payable for amount due custodian	9,832,759

Proceeds of TOB Trusts	73,800,000

Repayments of TOB Trusts	(80,085,000)

Net cash provided by (used in) financing activities	(9,328,396)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Non-cash financing activities:

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$3,354,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco California Value Municipal Income Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Years Ended		Year Ended	Years Ended
	August 31,		February 28,		February 29,	February 28,
	2022		2022	2021	2020	2019	2018

Net asset value per common share, beginning of period	$12.87		$13.44	$13.90	$12.81	$13.00	$13.28

Net investment income(a)	0.25		0.56	0.57	0.54	0.58	0.64

Net gains (losses) on securities (both realized and unrealized)	(1.75)		(0.56)	(0.48)	1.10	(0.16)	(0.28)

Total from investment operations	(1.50)		–	0.09	1.64	0.42	0.36

Less:
Dividends paid to common shareholders from net investment income	(0.27)		(0.57)	(0.55)	(0.52)	(0.59)	(0.64)

Return of capital	–		–	–	(0.03)	(0.02)	–

Total distributions	(0.27)		(0.57)	(0.55)	(0.55)	(0.61)	(0.64)

Net asset value per common share, end of period	$11.10		$12.87	$13.44	$13.90	$12.81	$13.00

Market value per common share, end of period	$10.13		$11.71	$12.86	$12.60	$12.02	$11.86

Total return at net asset value(b)	(11.56)%		(0.07)%	1.08%	13.29%	3.81%	3.00%

Total return at market value(c)	(11.30)%		(4.98)%	6.70%	9.45%	6.77%	0.63%

Net assets applicable to common shares, end of period (000’s omitted)	$531,429		$616,125	$643,116	$665,098	$613,138	$622,463

Portfolio turnover rate(d)	12%		10%	20%	8%	14%	13%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	2.29	%(e)	1.43%	1.66%	2.26%	2.16%	2.16%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.99	%(e)	0.89%	0.92%	0.92%	0.98%	0.99%

Without fee waivers and/or expense reimbursements	2.29	%(e)	1.43%	1.66%	2.26%	2.16%	2.16%

Ratio of net investment income to average net assets	4.33	%(e)	4.09%	4.27%	4.08%	4.53%	4.82%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$208,300		$208,300	$208,300	$208,300	$208,300	$208,300

Asset coverage per preferred share(f)	$355,127		$395,787	$408,745	$419,298	$394,353	$398,830

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco California Value Municipal Income Trust

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco California Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to seek to provide common shareholders with a high level of current income exempt from federal and California income taxes, consistent with preservation of capital.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available and not representative of market value in the Adviser’s judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Federal Income Taxes –The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

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In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

21	Invesco California Value Municipal Income Trust

K.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

During the period, the Trust experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Trust that holds securities of that entity will be adversely impacted.

The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2022, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2022, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2022, the Trust engaged in securities purchases of $7,201,544.

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NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $171,477,143 and 2.00%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$9,649,527	$4,176,566	$13,826,093

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2022 was $107,814,580 and $121,731,792, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 21,584,071

Aggregate unrealized (depreciation) of investments	(46,585,983)

Net unrealized appreciation (depreciation) of investments	$(25,001,912)

Cost of investments for tax purposes is $942,978,484.

NOTE 9–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 28,
	2022	2022

Beginning shares	47,890,525	47,865,334

Shares issued through dividend reinvestment	–	25,191

Ending shares	47,890,525	47,890,525

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10–Variable Rate Muni Term Preferred Shares

The Trust issued Series 2015/6-VCV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2022 the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/15/2012	1,883	12/02/2024	04/14/2022

06/01/2017	200	12/02/2024	04/14/2022

VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On April 14, 2022, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 2, 2024, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

23	Invesco California Value Municipal Income Trust

The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2022, the dividend rate is equal to the SIFMA Index plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2022 were $208,300,000 and 1.78%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2022:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2022	$0.0415	September 15, 2022	September 30, 2022

October 3, 2022	$0.0415	October 17, 2022	October 31, 2022

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Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Invesco California Value Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage suck risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key services providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond California 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the second quintile for the one year period and in the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

25	Invesco California Value Municipal Income Trust

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that there were only six funds (including the Fund) in the expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts. The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

    The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

26	Invesco California Value Municipal Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco California Value Municipal Income Trust (the “Fund”) was held on August 8, 2022. The Meeting was held for the following purpose:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2). Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Withheld

(1).	Cynthia Hostetler	38,057,583.62	1,100,661.07
	Eli Jones	38,045,990.62	1,112,254.07
	Ann Barnett Stern	37,980,255.62	1,177,989.07
	Daniel S. Vandivort	38,081,242.62	1,077,002.07
(2).	Prema Mathai-Davis	1,083.00	0.00

27	Invesco California Value Municipal Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-07404	VK-CE-CAVMI-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 18, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 18, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco California Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2022